Income Taxes - Provision (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Aug. 02, 2015	Aug. 03, 2014	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Current provision (benefit)
Federal	$ 8,757	$ (1,162)	$ 12,749	$ 982	$ 739	$ 615	$ 536
Foreign	(57)	89	205	240	117	97	361
State and local	1,773	78	3,506	1,111	4,617	1,150	(51)
Deferred expense (benefit)	(5,324)	(6,050)	245	(4,620)	(1,615)	(801)	(13,548)
Total provision (benefit) for income taxes	$ 5,149	$ (7,045)	$ 16,705	$ (2,287)	$ 3,858	$ 1,061	$ (12,702)